Loss per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Summary of calculation of loss per share

	2021	2020	2019
	£ 000	£ 000	£ 000
Net loss for the period	(245,224)	(12,326)	(7,484)
	£	£	£
Basic and diluted loss per share	(1.98)	(0.12)	(0.07)

	No. of shares	No. of shares	No. of shares
Weighted average issued shares	124,130,921	99,904,427	99,904,427